FEDERAL INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%
State tax rate	6.98%
Effective tax rate			0.00%
State income tax	21.00%	21.00%	27.98%
Net operating loss carryforwards			$ 16,500,072
Net capital loss carryforwards			5 years